Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt

7. Debt

The current material terms and conditions of debt outstanding are as follows:

	Interest rate	Monthly repayment	Maturity date	September 30, 2017	December 31, 2016
ACOA AIF grant (C$2,871,919)	0%	Royalties	—	$2,301,556	$2,135,846
ACOA term loan (C$337,000)	0%	C$3,120	June 2026	260,071	—
Finance PEI term loan (C$717,093)	4%	C$4,333	July 2021	553,586	527,082

Total debt				$3,115,213	$2,662,928
less: current portion				(55,223)	(17,913)

Long-term debt				$3,059,990	$2,645,015

Estimated principal payments remaining on loan debt are as follows (1):

Year	Total
2017	$12,414
2018	60,094
2019	60,912
2020	349,662
2021	2,499,578
Thereafter	132,553

Total	$3,115,213

(1)	Repayments of the AIF grants are based on revenue projections for AquAdvantage Salmon.

Atlantic Canada Opportunities Agency (“ACOA”)

ACOA is a Canadian government agency that provides funding to support the development of businesses and to promote employment in the Atlantic region of Canada.

In January 2009, the Canadian Subsidiary was awarded a grant from ACOA to provide a contribution towards the funding of a research and development project. The total amount claimed under the award over the five-year claim period was $2,301,556. No further funds are available under this grant. Amounts claimed by the Canadian Subsidiary must be repaid in the form of a 10% royalty on any products that are commercialized out of this research project until the loan is fully repaid. The Company expects to make its first repayment in 2018.

In February 2016, the Canadian Subsidiary executed an agreement with ACOA to partially finance the renovations to the Rollo Bay site. The terms of the agreement include funding up to $270,072 with repayment commencing after the final draw-down of the funds. The loan term is nine years with a zero percent interest rate. As of September 30, 2017, the Canadian Subsidiary has drawn down the full amount of available funds and commenced repayment.

Finance PEI (“FPEI”)

FPEI is a corporation of the Ministry of Economic Development and Tourism for Prince Edward Island, Canada, and administers business financing programs for the provincial government. In August 2016, the Canadian Subsidiary obtained a loan from FPEI in the amount of $574,678 to partially finance the purchase of the assets of the former Atlantic Sea Smolt plant in Rollo Bay West on Prince Edward Island. The loan is being repaid through monthly payments of principal and interest with a balloon payment for the balance due in July 2021. The loan is collateralized by a mortgage executed by the Canadian Subsidiary, which conveys a first security interest in all of its current and acquired assets. The loan is guaranteed by the Parent.

The Company recognized interest expense of $16,112 and $238,931 for the nine months ended September 30, 2017 and 2016, respectively, on its interest-bearing debt. Interest expense in 2016 included $237,500 for the convertible debt facility with Intrexon Corporation (“Intrexon”), its majority shareholder.

8. Debt

The current terms and conditions of long-term debt outstanding at December 31, 2016 and 2015, are as follows:

	Interest rate	Monthly repayment		Maturity date	2016	2015
ACOA AIF grant (C$2,871,919)	0%		Royalties	—	$2,135,846	$2,070,366
ACOA term loan (C$337,000)	0%	C$	3,120	June 2026	—	—
PEI Finance term loan (C$717,093)	4%	C$	4,333	July 2021	527,082	—

Total debt					$2,662,928	$2,070,366
less: current portion					(17,913)	—

Long-term debt					$2,645,015	$2,070,366

Principal payments due on the PEI Finance term loan debt are as follows:

Year	FPEI
2017	$17,913
2018	18,643
2019	19,403
2020	20,192
2021	450,931
Thereafter	—

Total	$527,082

1.	The amounts due under the ACOA AIF grant debt are not included in the maturity schedule above due to the uncertainty of the timing of repayment.

Atlantic Canada Opportunities Agency (“ACOA”)

ACOA is a Canadian government agency that provides funding to support the development of businesses and to promote employment in the Atlantic region of Canada.

In January 2009, the Canadian Subsidiary was awarded a grant from ACOA to provide a contribution towards the funding of a research and development project. The total amount claimed under the award over the five-year claim period was C$2,871,919 ($2,135,846). No further funds are available under this grant. Amounts claimed by the Canadian Subsidiary must be repaid in the form of a 10% royalty on any products that are commercialized out of this research project, until the loan is fully repaid. The first scheduled repayment was June 30, 2015, and subsequent repayments are due annually until the full balance of the contributed funds is paid. The Company did not generate any revenue from the sale of products related to this research during 2015 or 2016 and therefore did not make a royalty payment during 2016 and does not expect to make a royalty payment during 2017.

In February 2016, the Canadian Subsidiary executed an agreement with ACOA to partially finance the renovations to the Rollo Bay site. The terms of the agreement include funding up to C$337,000 with repayment commencing after the final draw-down of the funds. The loan term is nine years with a zero percent interest rate. No funds have been drawn on the loan as of December 31, 2016.

Finance PEI (“FPEI”)

FPEI is a corporation of the Ministry of Economic Development and Tourism for Prince Edward Island, Canada, and administers business financing programs for the provincial government. In August 2016, the Canadian Subsidiary obtained a loan from FPEI in the amount of C$717,093 ($547,142) to partially finance the purchase of the assets of the former Atlantic Sea Smolt plant in Rollo Bay West on Prince Edward Island. The loan is being repaid through monthly payments of principal and interest with a balloon payment for the balance due in July 2021. The loan is collateralized by a mortgage executed by the Canadian Subsidiary, which conveys a first security interest in all of its current and acquired assets. The loan is guaranteed by the Parent.

Intrexon

Intrexon is a public company specializing in next-generation synthetic biology and the Company’s majority shareholder. In February 2016, Intrexon agreed to provide the Company with a $10.0 million convertible debt facility. The unsecured loan could be drawn-down in increments of $2.5 million, carried an interest rate of 10.0%, and all principal and accrued interest would mature on March 1, 2017. In December, Intrexon converted the outstanding balance of $10.0 million plus accrued interest of $395,833 into 1,212,908 common shares in the Company.

The Company recognized interest expense in 2016 of $402,554 (2015: $0; 2014: $0) on their interest-bearing debt.